Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Miscellaneous Current Liabilities [Abstract]
Summary of Other Liabilities
(in thousands)	December 31, 2019	December 31, 2018
Liabilities employees	€6,710	€5,236
Other	780	3,864
Total	€7,490	€9,100